N-6	May 01, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	SEPARATE ACCOUNT FP
Entity Central Index Key	0000771726
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
Equitable Financial Life Insurance Company

Supplement Dated May 1, 2023 to the current statutory prospectuses, initial summary prospectuses and updating summary prospectuses for:

•	COIL Institutional Series SM (Series 160)
•	COIL Institutional Series SM (Series 162)
•	VUL Survivorship

This Supplement modifies certain information in the above-referenced prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses, initial summary prospectuses and updating summary prospectuses are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

The following hereby amends the current expense in “
Appendix: Investment options available under the policy
” for the following fund:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses
BlackRock Global Allocation V.I. Fund — BlackRock Advisers, LLC; BlackRock (Singapore) Limited	1.01%^

BlackRock Global Allocation V.I. Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%